Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	47
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$379,411.41

Principal:
Principal Collections	$7,221,671.69
Prepayments in Full	$2,837,699.12
Liquidation Proceeds	$49,244.74
Recoveries	$37,093.13
Sub Total	$10,145,708.68
Collections	$10,525,120.09

Purchase Amounts:
Purchase Amounts Related to Principal	$423,992.66
Purchase Amounts Related to Interest	$2,021.92
Sub Total	$426,014.58

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,951,134.67

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	47
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,951,134.67
Servicing Fee	$92,425.74	$92,425.74	$0.00	$0.00	$10,858,708.93
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,858,708.93
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$10,858,708.93
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,858,708.93
Interest - Class A-4 Notes	$4,679.08	$4,679.08	$0.00	$0.00	$10,854,029.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,854,029.85
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$10,797,422.02
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,797,422.02
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$10,755,267.69
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,755,267.69
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$10,698,408.36
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,698,408.36
Regular Principal Payment	$10,277,477.76	$10,277,477.76	$0.00	$0.00	$420,930.60
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$420,930.60
Residual Released to Depositor	$0.00	$420,930.60	$0.00	$0.00	$0.00
Total		$10,951,134.67

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,277,477.76
Total					$10,277,477.76
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$5,058,468.05	$45.90	$4,679.08	$0.04	$5,063,147.13	$45.94
Class B Notes	$5,219,009.71	$118.32	$56,607.83	$1.28	$5,275,617.54	$119.60
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$10,277,477.76	$6.85	$160,300.57	$0.11	$10,437,778.33	$6.96

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	47

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$5,058,468.05	0.0459026	$0.00	0.0000000
Class B Notes	$44,110,000.00	1.0000000	$38,890,990.29	0.8816819
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$107,988,468.05	0.0720053	$97,710,990.29	0.0651524

Pool Information
Weighted Average APR	4.199%	4.225%
Weighted Average Remaining Term	18.08	17.36
Number of Receivables Outstanding	16,194	15,265
Pool Balance	$110,910,885.10	$100,282,964.83
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$107,988,468.05	$97,710,990.29
Pool Factor	0.0726332	0.0656732

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$7,634,995.65
Yield Supplement Overcollateralization Amount	$2,571,974.54
Targeted Overcollateralization Amount	$2,571,974.54
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$2,571,974.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	47
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$95,312.06
(Recoveries)		113	$37,093.13
Net Loss for Current Collection Period			$58,218.93
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6299%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.1524%
Second Preceding Collection Period			0.3189%
Preceding Collection Period			0.7589%
Current Collection Period			0.6616%
Four Month Average (Current and Preceding Three Collection Periods)			0.4730%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,508	$11,232,168.38
(Cumulative Recoveries)			$2,378,736.07
Cumulative Net Loss for All Collection Periods			$8,853,432.31
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5798%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,039.25
Average Net Loss for Receivables that have experienced a Realized Loss			$1,607.38

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.12%	331	$3,130,431.08
61-90 Days Delinquent	0.25%	23	$247,508.09
91-120 Days Delinquent	0.07%	6	$71,248.49
Over 120 Days Delinquent	0.61%	41	$611,452.98
Total Delinquent Receivables	4.05%	401	$4,060,640.64

Repossession Inventory:
Repossessed in the Current Collection Period		8	$92,388.46
Total Repossessed Inventory		12	$151,435.59

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5240%
Preceding Collection Period			0.4693%
Current Collection Period			0.4586%
Three Month Average			0.4840%

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	47

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer